November 10, 2005
Via Electronic Transmission
Securities & Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Lancer Corporation (the “Company”)
Commission File No. – 0-13875
Preliminary Proxy Statement
Dear Commissioners:
     On behalf of the Company, we are transmitting for filing an electronic copy of the Company’s Preliminary Proxy Statement and form of proxy covering the Agreement and Plan of Merger entered into by and between the Company and Hoshizaki America, Inc. Please call the undersigned at (214) 774-1200 if you have any questions.
     Best regards.

Very truly yours,

Michael R. Dorey
mdorey@lidjidorey.com
214.774.1230
Enclosures

cc:	Lancer Corporation
Hoshizaki America, Inc.
Wayne Bradley
Brian M. Lidji